PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software and related accumulated depreciation and amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Computers and equipment	215,468,985	265,098,467	38,435,665
Office furniture and fixtures	1,738,419	1,710,298	247,970
Motor vehicles	3,982,228	3,344,272	484,874
Software	10,524,000	10,542,201	1,528,476
Less: accumulated depreciation and amortization	(58,733,348)	(137,847,601)	(19,986,024)
Net book value	172,980,284	142,847,637	20,710,961